Investments in subsidiary undertakings, joint ventures and associates - Ownership percentage (Details)		12 Months Ended		36 Months Ended
	Dec. 27, 2019	Dec. 31, 2019	Dec. 23, 2016	Dec. 31, 2019
Aberdeen Standard Cash Creation Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		34.16%
Aberforth Standard Global Opportunities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.46%
AMUNDI FTSE China A50 Index ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		38.67%
BOCHK Asia Pacific Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		26.29%
BOCHK Hong Kong Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.94%
BOCHK US Dollar Money Market Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		34.85%
Centre Capital Non-Qualified Investors IV AIV Orion, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.47%
Centre Capital Non-Qualified Investors IV AIV-RA, L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		44.55%
Centre Capital Non-Qualified Investors IV, L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.16%
Centre Capital Non-Qualified Investors V AIV-ELS LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.58%
Centre Capital Non-Qualified Investors V LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		37.66%
CEP IV-A Chicago AIV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.93%
CEP IV-A CWV AIV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.97%
CEP IV-A Davenport AIV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.94%
CEP IV-A Indy AIV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.94%
CEP IV-A NMR AIV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.94%
CEP IV-A WBCT AIV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.94%
Clairvest Equity Partners IV-A LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		23.90%
Eastspring Investments - India Discovery Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.63%
Eastspring Investments Emerging Markets Star Players
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.99%
Eastspring Investments Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		20.89%
Eastspring Investments India Equity Open (Asset Growth Type)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.90%
Eastspring Investments Japan Dynamic MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.65%
Eastspring Investments MY Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.40%
Eastspring Investments US Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.84%
Eastspring Investments US Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		45.41%
ICICI Prudential Asset Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
ICICI Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		22.11%
ICICI Prudential Pension Funds Management Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		22.11%
ICICI Prudential Trust Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
iShares Core MSCI Europe
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		21.26%
iShares Fallen Angels High Yield Corporate Bond UCITS ETF Wing
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		47.36%
iShares S&P 500 Financials Sector UCITS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		22.98%
M&G Real Estate Asia Holding Company Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		33.00%
Manulife Asia Pacific Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.29%
Manulife China Offshore Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		39.57%
Manulife USD High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		37.47%
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		33.30%
Nomura Six Years Fixed Maturity Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		42.14%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		25.01%
PPM America Capital Partners IV, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		34.50%
PPM America Capital Partners V, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		34.00%
PPM America Capital Partners VI, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		32.00%
PPM America Private Equity Fund IV LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.97%
PPM America Private Equity Fund V LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.97%
Prenetics Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		14.27%
Prudential Pensions Management Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
Eastspring Investments - US High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.96%
Eastspring Investments Asian High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		39.86%
Fubon China Currency Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		20.59%
SCB SET Banking Sector Index (Accumulation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		32.08%
Schroder Asian Investment Grade Credit
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		41.08%
Schroder US Dollar Money Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		37.19%
Scotts Spazio Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		45.00%
SINOPAC China High Yield Fixed Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		35.38%
Taishin Emerging Markets Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		28.78%
Templeton Asian Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		26.08%
Thanachart Long Term Fixed Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		27.79%
UOB Smart Global Healthcare
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		35.44%
UOB Smart Millennium Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.96%
BOCI-Prudential Asset Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.00%
BOCI-Prudential Trustee Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		36.00%
CITIC-CP Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		26.95%
CITIC-Prudential Fund Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%
CITIC-Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.00%
Prudential BSN Takaful Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		49.00%	70.00%	49.00%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)		100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)		100.00%
95th Avenue Retail Building, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Aberdeen Standard Singapore Equity
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		60.44%
Allied Life Brokerage Agency, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
BeGeneral Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
BeLife Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.93%
Beneficial General Insurance S.A
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.04%
Beneficial Life Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
Beneficial Life Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.99%
BOCHK Aggressive Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		65.61%
BOCHK Balanced Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		55.31%
BOCHK China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		71.35%
BOCHK Conservative Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		55.24%
Brier Capital LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Brooke (Holdco 1) Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Brooke Life Insurance Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Curian Capital, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Curian Clearing LLC (Michigan)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Al-Wara' Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Asset Management Korea Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Global Smart Beta EMP Securities Investment Trust (H)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		71.97%
Eastspring Global Smart Beta EMP Securities Investor Trust (USD)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.46%
Eastspring Infrastructure Debt Fund L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		90.00%
Eastspring Investment Asia Real Estate Multi Asset Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Investment Asia Sustainable Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investment Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments - Global Growth Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		73.57%
Eastspring Investments - Global Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		98.72%
Eastspring Investments - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		82.24%
Eastspring Investments - Japan Fundamental Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.85%
Eastspring Investments - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		61.01%
Eastspring Investments (Hong Kong) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments (Luxembourg) SA
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments (Singapore) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Asia Oceania High Dividend Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Asia Oceania U&I Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.93%
Eastspring Investments Asia Pacific Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Investments Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		53.60%
Eastspring Investments Asian Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		92.59%
Eastspring Investments Asian Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		85.19%
Eastspring Investments Asian Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		78.33%
Eastspring Investments Asian High Yield Bond MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		86.36%
Eastspring Investments Asian Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.93%
Eastspring Investments Asian Infrastructure Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.78%
Eastspring Investments Asian Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.27%
Eastspring Investments Asian Multi Factor Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Asian Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.72%
Eastspring Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments China A Shares Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		53.18%
Eastspring Investments European Inv Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.28%
Eastspring Investments Fund Management Limited Liability Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Global Emerging Markets Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.03%
Eastspring Investments Global Equity Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Global Market Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.68%
Eastspring Investments Global Multi Asset Income Plus Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.99%
Eastspring Investments Greater China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		95.19%
Eastspring Investments Hong Kong Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		93.10%
Eastspring Investments Incorporated
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Consumer Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		68.69%
Eastspring Investments India Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments India Infrastructure Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments North America Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.84%
Eastspring Investments Services Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments SICAV-FIS - Alternative Investments Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments SICAV-FIS Universal USD Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments SICAV-FIS Universal USD Bond II Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments Unit Trust - Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		97.59%
Eastspring Investments US Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		70.82%
Eastspring Investments US High Inv Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		91.67%
Eastspring Investments US Strategic Income Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments US Total Return Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Investments UT Singapore ASEAN Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.76%
Eastspring Investments UT Singapore Select Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		77.80%
Eastspring Investments Vietnam Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		71.42%
Eastspring Investments World Value Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		92.88%
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Real Assets Partners
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Eastspring Securities Investment Trust Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.54%
First State China Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		66.58%
First State Global Property A
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		52.26%
Furnival Insurance Company PCC Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
GS Twenty Two Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Hermitage Management LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Hyde Holdco 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Invesco Fixed Maturity Selective Emerging Market Bonds 2024
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		61.60%
Invesco Select 6 Year Maturity Global Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		68.28%
INVEST Financial Company Insurance Agency LLC of Illinois
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
iShares S&P 500 Utilities Sector UCITS ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		53.39%
Jackson Charitable Foundation Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Jackson Holdings LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Jackson National Asset Management LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Jackson National Life (Bermuda) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Jackson National Life Distributors LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Jackson National Life Insurance Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Jackson National Life Insurance Company of New York
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Lasalle Property Securities SICAV-FIS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.97%
M&G Asia Property Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.97%
M&G Luxembourg European Strategic Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.24%
Manulife China Dim Sum High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		58.33%
Mission Plans of America, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
National Planning Holdings, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
North Sathorn Holdings Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PCA IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PCA Life Assurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.79%
PCA Reinsurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PGDS (US One) LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM America Capital Partners III, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		60.50%
PPM America Private Equity Fund III LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.06%
PPM America Private Equity Fund VI LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		59.94%
PPM America Private Equity Fund VII LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		54.00%
PPM America, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM CLO 2 Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM CLO 2, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM CLO 2018-1 Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM CLO 3 Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM CLO 3, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM CLO 4 Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM Funds - PPM Core Plus Fixed Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM Funds - PPM Large Cap Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.96%
PPM Funds - PPM Long Short Credit Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM Funds - PPM Mid Cap Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.57%
PPM Holdings, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM Loan Management Company LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
PPM Loan Management Holding Company LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Pru Life Insurance Corporation of U.K.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Pru Life UK Asset Management and Trust Corporation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudence Foundation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential (Cambodia) Life Assurance Plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential (US Holdco 1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Africa Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Africa Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Assurance Company Singapore (Pte) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Assurance Malaysia Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
Percentage of consolidation of entity		100.00%
Prudential Assurance Uganda Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Corporation Australasia Holdings Pty Limited (in liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Corporation Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Five Limited (in liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential General Insurance Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Group Secretarial Services HK Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Group Secretarial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential International Staff Pensions Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential International Treasury Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Assurance (Lao) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Assurance (Thailand) Public Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.93%
Prudential Life Assurance Kenya Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Assurance Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Insurance Ghana Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Life Vault Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Mauritius Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Myanmar Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Services Asia Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Services Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Singapore Holdings Pte. Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Vietnam Assurance Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Prudential Zenith Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
PT. Eastspring Investments Indonesia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.95%
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		94.62%
PVFC Financial Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
REALIC of Jacksonville Plans, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.91%
Reksa Dana Eastspring Investments Alpha Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		78.29%
Reksa Dana Eastspring Investments Cash Reserve
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Reksa Dana Eastspring Investments IDR High Grade
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		91.04%
Reksa Dana Eastspring Investments Value Discovery
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		91.94%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		94.37%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		65.65%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.93%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah BUMN Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.01%
Rhodium Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.98%
ROP, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Schroder Emerging Markets Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		58.49%
Schroder Multi-Asset Revolution
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		63.81%
Squire Capital I LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Squire Capital II LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Squire Reassurance Company II, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Squire Reassurance Company LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Sri Han Suria Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		51.00%
Staple Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Thanachart Fund Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		50.10%
TMB Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.00%	65.00%
VFL International Life Company SPC, Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		100.00%
Wynnefield Private Equity Partners I, L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)		99.00%